Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES
9.	LEASES

The Company leases office and warehouse premises under operating lease agreements, and a motor vehicle under finance lease agreements.

During the six months ended June 30, 2025, the Company entered into three operating lease agreements with related parties, with lease terms of 72 months, 60 months and 12 months, respectively. In addition, the Company entered into a finance lease agreement for a motor vehicle with a third party, with a least term of 36 months.

With reference to market rate for similar premises with similar location, the Company is of the opinion that these lease agreements are able to represent arm’s length transactions between the Company and the related parties.

As of December 31, 2024 and June 30, 2025, the Company has not entered into any sublease agreements and the leases do not include any residual value guarantees or covenants.

The following represents the aggregate operating and finance ROU assets and related operating and finance lease liabilities as of December 31, 2024 and June 30, 2025:

The weighted average lease term and weighted average discount rate as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
	US$	US$
Assets
Operating ROU assets	94,885	94,760
Finance ROU assets	—	155,698
	94,885	250,458

Liabilities
Current operating lease liabilities	19,945	25,562
Current finance lease liabilities	—	31,401
Non-current operating lease liabilities	72,680	69,199
Non-current finance lease liabilities	—	73,903
	92,625	200,065

The weighted average lease term and weighted average discount rate as of December 31, 2024 and June 30, 2025 are as follows:

	As of December 31, 2024	As of June 30, 2025
Weighted average lease term:
Operating leases	52.43 months	45.17 months
Finance leases	—	35.00 months

Weighted average discount rate
Operating leases	3.84%	3.84%
Finance leases	—	14.01%

The components of lease expenses for the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
Operating leases	4,822	14,905
Short-term leases not included in measurement of lease liabilities	—	—
	4,822	14,905

Supplemental cash flow information related to leases for the six months ended June 30, 2024 and June 30, 2025 are as follows:

	For the six months ended June 30,
	2024	2025
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	4,822	14,905

Supplemental non-cash information:
ROU assets obtained in exchange for the lease obligations	—	152,134

Future minimum lease payments under operating leases as of June 30, 2025 are as follows:

As of June 30, 2025
US$
2026	28,635
2027	25,588
2028	25,588
2029	20,511
Thereafter	1,286
Total undiscounted cash flows	101,608
Present value:
Current operating lease liabilities	25,562
Non-current operating lease liabilities	69,199
Total operating lease liabilities	94,761
Interest on lease liabilities	6,847

Future minimum lease payments under finance leases as of June 30, 2025 are as follows:

As of June 30, 2025
US$
2026	44,191
2027	44,191
2028	40,508
Total undiscounted cash flows	128,890
Present value:
Current finance lease liabilities	31,401
Non-current finance lease liabilities	73,903
Total finance lease liabilities	105,304
Interest on lease liabilities	23,586